Investment Objectives and Goals - RAREVIEW HUMANOID ROBOTICS ETF	Aug. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - RAREVIEW HUMANOID ROBOTICS ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Rareview Humanoid Robotics ETF (the “Fund”) seeks capital appreciation.